Commitments (Details 4) ₩ in Thousands	Dec. 31, 2025 KRW (₩)
IfrsStatementLineItems [Line Items]
Total amount of investment agreement	₩ 1,020,000
Cumulative investment	954,000
Outstanding Balance	66,000
Solaire Scale Up Movie Investment Fund No 1 [Member]
IfrsStatementLineItems [Line Items]
Total amount of investment agreement	200,000
Cumulative investment	200,000
Outstanding Balance
Solaire Scale Up Movie Investment Fund No 2 [Member]
IfrsStatementLineItems [Line Items]
Total amount of investment agreement	220,000
Cumulative investment	154,000
Outstanding Balance	66,000
Solaire Culture Plus Fund [Member]
IfrsStatementLineItems [Line Items]
Total amount of investment agreement	300,000
Cumulative investment	300,000
Outstanding Balance
Solaire Main Movie Fund [Member]
IfrsStatementLineItems [Line Items]
Total amount of investment agreement	300,000
Cumulative investment	300,000
Outstanding Balance